Derivative financial instruments and Short positions (Details 9) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Hedge Instruments | Swap contract
Hedge
Adjustment to Market		R$ (118,807)		R$ (95,672)	R$ (26,703)
Fair Value		(98,020)		(130,683)	(136,467)
Hedge Instruments | Swap contract | Liabilities
Hedge
Adjustment to Market		(175,440)		(108,626)	(38,189)
Fair Value		(4,496,871)		(3,136,349)	(1,182,479)
Hedge Instruments | Swap contract | CDI (Interbank Deposit Rates) | Liabilities
Hedge
Adjustment to Market	[1],[2]	(63,971)		(21,380)	(18,395)
Fair Value	[1],[2]	(1,739,553)		(474,398)	(804,059)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Pre Dollar | Liabilities
Hedge
Adjustment to Market	[3]	(10,030)		(16,303)	(1,103)
Fair Value	[3]	(201,819)		(225,857)	(17,676)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - US Dollar | Liabilities
Hedge
Adjustment to Market	[4]	(16,325)		(20,109)	(14,958)
Fair Value	[4]	(301,011)		(261,915)	(323,197)
Hedge Instruments | Swap contract | Fixed Interest Rate - Real | Liabilities
Hedge
Adjustment to Market	[5],[6]	(43,801)		22	(3,733)
Fair Value	[5],[6]	(1,701,759)		(1,640,708)	(37,547)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Colombian Peso | Liabilities
Hedge
Adjustment to Market	[7]	(5,197)		(13,863)	0
Fair Value	[7]	(195,671)		(219,392)	0
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Pre Euro | Liabilities
Hedge
Adjustment to Market	[8]	(36,116)		(36,993)	0
Fair Value	[8]	(357,058)		(314,079)	0
Hedge Instruments | Swap contract | Assets
Hedge
Adjustment to Market		56,633		12,954	11,486
Fair Value		4,398,851		3,005,666	1,046,012
Hedge Instruments | Swap contract | Assets | CDI (Interbank Deposit Rates)
Hedge
Adjustment to Market	[3],[5]	(1,057)		(357)	0
Fair Value	[3],[5]	1,722,515		1,818,366	0
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Pre Dollar
Hedge
Adjustment to Market	[1]	0		320	1,103
Fair Value	[1]	0		8,742	17,678
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - USD/BRL - Dollar
Hedge
Adjustment to Market	[2],[6],[8]	24,411		(23,585)	(8,957)
Fair Value	[2],[6],[8]	2,161,661		691,872	744,260
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Euro
Hedge
Adjustment to Market	[4],[7]	33,279		36,576	19,340
Fair Value	[4],[7]	514,675		486,686	284,074
Object of Hedge | Liabilities
Hedge
Adjustment to Market		0		0	12,830
Fair Value		0		0	(803,929)
Object of Hedge | Assets
Hedge
Adjustment to Market		84,343		77,623	23,165
Fair Value		4,334,737		3,126,828	693,132
Object of Hedge | Assets | Promissory Notes - NP
Hedge
Adjustment to Market		31,518		445	7,878
Fair Value		852,029		125,973	146,392
Object of Hedge | Assets | Debt instruments
Hedge
Adjustment to Market		(5,592)		(1,873)	7,878
Fair Value		2,494,123		1,744,502	146,392
Object of Hedge | Assets | CDI (Interbank Deposit Rates) | Debt instruments
Hedge
Adjustment to Market	[1],[2]	28,046		354	2,775
Fair Value		811,906	[1],[2]	119,892	108,845
Object of Hedge | Assets | Fixed Interest Rate - Real | Debt instruments
Hedge
Adjustment to Market	[6]	3,472		91	5,103
Fair Value	[6]	40,123		6,082	37,547
Object of Hedge | Assets | National Treasury Notes - NTN F | Debt instruments
Hedge
Adjustment to Market	[5]	(37,110)		(2,318)	0
Fair Value	[5]	1,642,094		1,618,529	0
Object of Hedge | Assets | Loans and Receivables
Hedge
Adjustment to Market		89,935		79,496	15,287
Fair Value		1,840,614		1,382,326	546,740
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - US Dollar
Hedge
Adjustment to Market	[4]	1,315		4,319	4,809
Fair Value	[4]	299,403		288,420	323,780
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Pre Dollar
Hedge
Adjustment to Market	[3]	10,019		16,416	0
Fair Value	[3]	200,490		224,943	0
Object of Hedge | Assets | Loans and Receivables | CDI (Interbank Deposit Rates)
Hedge
Adjustment to Market	[2]	40,150		16,401	10,478
Fair Value	[2]	766,399		352,071	222,960
Object of Hedge | Assets | Loans and Receivables | Fixed Interest Rate - Real
Hedge
Adjustment to Market	[6]	1,533		3,900	0
Fair Value	[6]	33,063		21,077	0
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Colombian Peso
Hedge
Adjustment to Market	[7]	64		(2,898)	0
Fair Value	[7]	190,558		173,990	0
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Pre Euro
Hedge
Adjustment to Market	[8]	36,854		41,358	0
Fair Value	[8]	350,701		321,825	0
Object of Hedge | Foreign Borrowings | Liabilities
Hedge
Adjustment to Market		0		0	12,830
Fair Value		0		0	(803,929)
Object of Hedge | Foreign Borrowings | Indexed to Foreign Currency - US Dollar | Liabilities
Hedge
Adjustment to Market	[2]	0		0	12,830
Fair Value	[2]	R$ 0		R$ 0	R$ (803,929)

[1]	Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$811,906 (12/31/2017 - R$109,538).
[2]	These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$766,399 (12/31/2017 - R$352,071) and in December 31, 2017, promissory notes in the amount of R$10,354.
[3]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$200,491 (12/31/2017 - R$224,943).
[4]	These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$299,404 (12/31/2017 - R$288,420).
[5]	These are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,624,094 (12/31/2017 - R$1,618,529).
[6]	These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$40,124 (12/31/2017 - R$6,082 and 12/31/2016 - R$37,547) and credit operations in the amount of R$33,063 (12/31/2017 - R$21,077).
[7]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - Colombian peso with market value of R$190,559 (12/31/2017 - R$173,990).
[8]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$350,701 (12/31/2017 - R$321,825).